DEBT (Schedule of Interest Expense Related) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Non-cash amortization of debt discount	$ 13,297	$ 9,236	$ 8,670
2017 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	820	753	694
Non-cash amortization of debt discount	7,483	7,153	6,855
Interest expense	3,594	3,594	3,594
Total interest expense recognized	$ 11,897	$ 11,500	$ 11,143
Effective interest rate	4.68%	4.68%	4.68%
2020 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 492
Non-cash amortization of debt discount	2,165
Interest expense	0
Total interest expense recognized	$ 2,657
Effective interest rate	1.87%